Long-term interest bearing debt - Narrative (Details)					1 Months Ended			3 Months Ended			4 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended			15 Months Ended
	Jan. 01, 2017	Apr. 27, 2016 USD ($)	Jul. 01, 2015	Oct. 30, 2013 USD ($)	Feb. 28, 2015	Oct. 31, 2013 USD ($)	Apr. 30, 2011 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014	Mar. 31, 2014 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2016	Dec. 31, 2017 NOK (kr)	Jun. 27, 2017 USD ($)	Apr. 25, 2017 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 NOK (kr)	Apr. 28, 2016 USD ($)	Feb. 28, 2014	Jan. 31, 2014 USD ($)	Nov. 20, 2013 USD ($)	Oct. 30, 2013 NOK (kr)	Oct. 17, 2013 USD ($)	Jun. 28, 2013 USD ($)	Mar. 31, 2012 USD ($)
Debt Instrument [Line Items]
Adequate protection payments											$ 11,000,000			$ 11,400,000
Unamortized debt issuance costs														3,900,000
Outstanding balance								$ 1,959,000,000			1,799,900,000		$ 1,959,000,000	1,799,900,000	$ 1,959,000,000
Proceeds from related party loan														286,500,000	0	$ 0
Repayment of related party loan														131,500,000	0	$ 0
Long term debt to related party								$ 321,200,000			121,500,000		321,200,000	$ 121,500,000	321,200,000
EBITDA (not less than)														1.15
Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt face amount							$ 2,000,000,000
Pledged as security											1,810,000,000			$ 1,810,000,000
Term of debt							6 years
Balloon payment to be paid							$ 950,000,000
Maximum borrowing capacity							$ 2,000,000,000
Debt instrument, covenant compliance, cash and cash equivalents											150,000,000			$ 150,000,000
Debt instrument, covenant compliance, EBITDA to interest expense ratio														2.5
Debt instrument, covenant compliance, liabilities to assets ratio, minimum														1
Debt instrument, covenant compliance, current assets, minimum percent of shares listed														20.00%
Debt instrument, covenant compliance, current assets, minimum percent of companies owned														20.00%
Debt instrument, covenant compliance, net debt to EBITDA														4.5
Debt instrument, covenant compliance, leverage ratio								5.5									6.0
Credit Facility US$2,000 | LIBOR | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate							2.00%
NOK1,500 Million Floating Interest Rate Bond
Debt Instrument [Line Items]
Debt face amount				$ 1,500,000,000
US $600 Million Unsecured Bond
Debt Instrument [Line Items]
Debt face amount											600,000,000			$ 600,000,000
Secured Debt | Credit Facility US $1,450
Debt Instrument [Line Items]
Debt face amount											1,450,000,000			1,450,000,000
Line of Credit
Debt Instrument [Line Items]
Outstanding balance								$ 1,389,600,000			1,205,500,000		1,389,600,000	1,205,500,000	1,389,600,000
Line of Credit | Credit Facility US$2,000
Debt Instrument [Line Items]
Balloon payment to be paid											908,000,000			908,000,000
Outstanding balance								1,033,300,000			896,700,000		1,033,300,000	896,700,000	1,033,300,000
Amount undrawn											50,000,000			$ 50,000,000
Commitment fee percent														40.00%
Market value minimum percent of loan outstanding														135.00%
Guarantee fee percent					0.30%
Line of Credit | US $475 Million Revolving Credit Facility
Debt Instrument [Line Items]
Outstanding balance								356,300,000			308,800,000		356,300,000	$ 308,800,000	356,300,000
Loans Payable
Debt Instrument [Line Items]
Outstanding balance								774,700,000			791,400,000		774,700,000	791,400,000	774,700,000
Loans Payable | NOK1,500 Million Floating Interest Rate Bond
Debt Instrument [Line Items]
Debt face amount											1,500,000,000			1,500,000,000
Outstanding balance								174,700,000			191,400,000		174,700,000	$ 191,400,000	174,700,000
Guarantee fee percent					0.30%
Coupon rate (as a percent)				6.18%																							6.18%
Debt instrument, covenant compliance, equity, minimum														30.00%
Long-term debt, fair value | kr																		kr 1,500,000,000
Loans Payable | NOK1,500 Million Floating Interest Rate Bond | NIBOR
Debt Instrument [Line Items]
Basis spread on variable rate				4.40%
Loans Payable | US $600 Million Unsecured Bond
Debt Instrument [Line Items]
Debt face amount											600,000,000			$ 600,000,000											$ 600,000,000
Debt instrument, periodic payment, interest														8,200,000	11,800,000
Outstanding balance								600,000,000			600,000,000		600,000,000	600,000,000	600,000,000
Coupon rate (as a percent)																									6.25%
Senior Notes | $1,000 Million 5-5/8% Senior Notes
Debt Instrument [Line Items]
Debt face amount											1,000,000,000			1,000,000,000
Senior Notes | $500 Million 6-1/8% Senior Notes
Debt Instrument [Line Items]
Debt face amount											500,000,000			500,000,000
Parent Company | Loans Payable | NOK1,500 Million Floating Interest Rate Bond
Debt Instrument [Line Items]
Debt face amount | kr																		kr 10,400,000.0				kr 9,600,000.0					kr 11,000,000
Debt instrument, periodic payment, interest														$ 300,000	$ 400,000.0
Debt instrument, ownership percentage									5.50%					5.50%	5.50%
Parent Company | Loans Payable | US $600 Million Unsecured Bond
Debt Instrument [Line Items]
Debt face amount								$ 186,600,000.0			186,600,000.0		$ 186,600,000.0	$ 186,600,000.0	$ 186,600,000.0
Coupon rate (as a percent)																									6.25%
Debt instrument, ownership percentage														31.10%	31.10%
SF Linus Ltd | US $475 Million Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Debt face amount						$ 475,000,000
Pledged as security											515,500,000			$ 515,500,000
Term of debt						5 years
Balloon payment to be paid						$ 242,000,000
Amount undrawn											0			0
Guarantee fee percent					0.30%
Amount outstanding														50,000,000
Repayments														47,700,000
SF Linus Ltd | US $475 Million Revolving Credit Facility | LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate						2.75%
Seadrill | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity																			$ 150,000,000	$ 50,000,000	$ 25,000,000
Majority Shareholder | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, covenant compliance, cash and cash equivalents											150,000,000			150,000,000
Majority Shareholder | US $85 Million Unsecured Revolving Shareholder Loan | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, periodic payment, interest														$ 3,800,000
Maximum borrowing capacity																										$ 85,000,000			$ 335,000,000	$ 200,000,000
Majority Shareholder | US $85 Million Unsecured Revolving Shareholder Loan | LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate														10.00%
Majority Shareholder | Loans Payable | US $500 Million Fixed Interest Bond
Debt Instrument [Line Items]
Debt face amount							$ 500,000,000
Coupon rate (as a percent)							7.70%
Debt instrument, settlement premium																									$ 22,500,000
Majority Shareholder | Parent Company | Secured Debt
Debt Instrument [Line Items]
Debt instrument, covenant compliance, equity, minimum														30.00%
Debt instrument, covenant compliance, net debt to EBITDA	4.5
Debt instrument, covenant compliance, leverage ratio		6.0						5.5				6.5	6.0
Affiliated Entity | SF Linus Ltd | Loans Payable | US $195 Million Loan
Debt Instrument [Line Items]
Debt face amount																													195,000,000
Repayments of long-term debt										$ 70,000,000				$ 125,000,000	$ 125,000,000
Long term debt to related party								$ 125,000,000			$ 121,500,000		$ 125,000,000	$ 121,500,000	$ 125,000,000
Minimum | Secured Debt
Debt Instrument [Line Items]
Cash and cash equivalents (at least)		$ 150,000,000																					$ 250,000,000
Minimum | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Percent of market value														135.00%
Ship Finance | Affiliated Entity | SF Linus Ltd | US $475 Million Revolving Credit Facility
Debt Instrument [Line Items]
Debt face amount																												$ 475,000,000
Ship Finance | Affiliated Entity | SF Linus Ltd | Loans Payable | US $195 Million Loan
Debt Instrument [Line Items]
Debt face amount																													$ 195,000,000
Coupon rate (as a percent)																								4.50%
Leverage Ratio of 4.5 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate			0.125%
Leverage Ratio of 4.5 | Minimum | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, covenant compliance, leverage ratio			4.50
Leverage Ratio of 4.5 | Maximum | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, covenant compliance, leverage ratio			4.99
Leverage Ratio of 5.00 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate			0.25%
Leverage Ratio of 5.00 | Minimum | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, covenant compliance, leverage ratio			5.00
Leverage Ratio of 5.00 | Maximum | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, covenant compliance, leverage ratio			5.49
Leverage Ratio of 5.50 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate			0.75%
Leverage Ratio of 5.50 | Minimum | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, covenant compliance, leverage ratio			5.50
Leverage Ratio of 5.50 | Maximum | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, covenant compliance, leverage ratio			6.00